Trade and other payables	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Trade and other payables

16. Trade and other payables

	Unaudited
	June 30, 2024	December 31, 2023
	US$	US$
Trade payables
- Non-related parties	331,541	528,865
	331,541	528,865

Other payables
- Amount due to shareholders	331,248	189,595
- Contract liabilities	1,133,784	2,077,358
- Amount due to directors	1,127,472	910,541
- Accruals and other payables	2,543,992	2,837,205
- Goods and services tax payable	22,596	6,340
- Withholding tax	12,845	10,655
	5,171,937	6,031,694

	5,503,478	6,560,559